Stock-based Compensation Plans Stock-based Compensation Plans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) installment shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost | $	$ 2,170	$ 2,300	$ 2,280
Tax benefit from compensation expense | $	$ 824	$ 854	$ 842
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting installments | installment	3
Period vesting of restricted stock units begins	1 year
Stock-settled Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted in period (in shares)	2,079,667
Key Associate Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	450,000,000
Key Associate Stock Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted in period (in shares)	131,000,000
Key Associate Stock Plan | Stock-settled Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted in period (in shares)	2,000,000